SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.5%
Common Stocks
Aerospace & Defense — 0.8%
HEICO Corp. (Class A Stock)	26,875	$1,717,313
Automobiles — 1.2%
Tesla, Inc.*(a)	3,443	1,804,132
Thor Industries, Inc.(a)	24,057	1,014,724
		2,818,856
Banks — 1.2%
East West Bancorp, Inc.	20,994	540,386
First Republic Bank	25,355	2,086,209
		2,626,595
Biotechnology — 4.0%
Agios Pharmaceuticals, Inc.*(a)	23,640	838,747
Alnylam Pharmaceuticals, Inc.*	16,341	1,778,718
BioMarin Pharmaceutical, Inc.*	9,320	787,540
Exact Sciences Corp.*(a)	34,129	1,979,482
Exelixis, Inc.*	88,702	1,527,448
Intercept Pharmaceuticals, Inc.*	10,115	636,840
Neurocrine Biosciences, Inc.*	12,383	1,071,749
Sage Therapeutics, Inc.*(a)	13,323	382,637
		9,003,161
Building Products — 2.3%
Fortune Brands Home & Security, Inc.	42,563	1,840,850
Trane Technologies PLC	42,444	3,505,450
		5,346,300
Capital Markets — 4.7%
Charles Schwab Corp. (The)(a)	42,484	1,428,312
MarketAxess Holdings, Inc.	6,492	2,159,045
MSCI, Inc.(a)	8,649	2,499,215
Nasdaq, Inc.	19,335	1,835,858
S&P Global, Inc.	6,637	1,626,397
TD Ameritrade Holding Corp.	29,893	1,036,091
		10,584,918
Commercial Services & Supplies — 2.4%
Copart, Inc.*	37,729	2,585,191
Waste Connections, Inc.	36,988	2,866,570
		5,451,761
Communications Equipment — 0.9%
Arista Networks, Inc.*(a)	10,526	2,132,041
Construction Materials — 1.5%
Vulcan Materials Co.	30,937	3,343,362
Containers & Packaging — 2.8%
Avery Dennison Corp.	24,520	2,497,852
Ball Corp.(a)	58,748	3,798,646
		6,296,498
Electrical Equipment — 2.3%
AMETEK, Inc.	41,037	2,955,485
Generac Holdings, Inc.*(a)	25,683	2,392,885
		5,348,370
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 3.9%
Amphenol Corp. (Class A Stock)	37,961	$2,766,598
Keysight Technologies, Inc.*	37,195	3,112,478
Zebra Technologies Corp. (Class A Stock)*	16,167	2,968,261
		8,847,337
Entertainment — 2.7%
Spotify Technology SA*	23,745	2,883,593
Take-Two Interactive Software, Inc.*	27,959	3,316,217
		6,199,810
Health Care Equipment & Supplies — 4.2%
DexCom, Inc.*	15,372	4,139,218
Insulet Corp.*(a)	13,134	2,176,041
ResMed, Inc.	21,379	3,148,913
		9,464,172
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.*(a)	36,566	670,986
Centene Corp.*	94,826	5,633,613
		6,304,599
Health Care Technology — 2.4%
Teladoc Health, Inc.*(a)	19,532	3,027,655
Veeva Systems, Inc. (Class A Stock)*(a)	15,616	2,441,874
		5,469,529
Hotels, Restaurants & Leisure — 2.1%
Chipotle Mexican Grill, Inc.*	3,188	2,086,227
Hilton Worldwide Holdings, Inc.	28,606	1,952,074
Las Vegas Sands Corp.	20,137	855,218
		4,893,519
Household Durables — 1.9%
Garmin Ltd.(a)	29,068	2,178,937
Helen of Troy Ltd.*(a)	2,900	417,687
NVR, Inc.*	641	1,646,800
		4,243,424
Industrial Conglomerates — 1.1%
Carlisle Cos., Inc.	19,794	2,479,792
Insurance — 1.3%
Progressive Corp. (The)	38,891	2,871,711
IT Services — 10.8%
Booz Allen Hamilton Holding Corp.	59,950	4,114,968
Fidelity National Information Services, Inc.	8,507	1,034,791
Fiserv, Inc.*	62,269	5,914,932
FleetCor Technologies, Inc.*	8,748	1,631,852
Global Payments, Inc.	45,953	6,627,801
MongoDB, Inc.*(a)	10,273	1,402,675
Okta, Inc.*(a)	15,991	1,955,060
Shopify, Inc. (Canada) (Class A Stock)*(a)	2,278	949,767
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SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Square, Inc. (Class A Stock)*(a)	18,449	$966,359
		24,598,205
Life Sciences Tools & Services — 1.3%
Illumina, Inc.*	4,298	1,173,870
Mettler-Toledo International, Inc.*(a)	2,569	1,773,920
		2,947,790
Machinery — 2.4%
Ingersoll Rand, Inc.*(a)	58,446	1,449,461
Nordson Corp.	16,566	2,237,569
Stanley Black & Decker, Inc.	17,859	1,785,900
		5,472,930
Media — 0.8%
New York Times Co. (The) (Class A Stock)(a)	61,976	1,903,283
Multiline Retail — 1.5%
Dollar General Corp.	22,260	3,361,483
Pharmaceuticals — 2.5%
Catalent, Inc.*	37,366	1,941,164
Elanco Animal Health, Inc.*	47,592	1,065,585
Horizon Therapeutics PLC*	24,424	723,439
Jazz Pharmaceuticals PLC*	19,690	1,963,880
		5,694,068
Professional Services — 3.8%
CoStar Group, Inc.*	3,856	2,264,282
Equifax, Inc.	8,853	1,057,491
FTI Consulting, Inc.*	19,686	2,357,792
IHS Markit Ltd.	48,503	2,910,180
		8,589,745
Real Estate Management & Development — 0.8%
CBRE Group, Inc. (Class A Stock)*	50,831	1,916,837
Road & Rail — 1.5%
Lyft, Inc. (Class A Stock)*(a)	41,034	1,101,763
Old Dominion Freight Line, Inc.	18,145	2,381,713
		3,483,476
Semiconductors & Semiconductor Equipment — 9.2%
Advanced Micro Devices, Inc.*	158,194	7,194,663
Enphase Energy, Inc.*(a)	41,177	1,329,605
Entegris, Inc.(a)	40,315	1,804,903
KLA Corp.	14,777	2,124,046
Lam Research Corp.(a)	19,468	4,672,320
Microchip Technology, Inc.(a)	18,189	1,233,214
Xilinx, Inc.	32,092	2,501,251
		20,860,002
Software — 10.3%
Anaplan, Inc.*	33,874	1,025,027
Cadence Design Systems, Inc.*	34,620	2,286,305
Crowdstrike Holdings, Inc. (Class A Stock)*	27,854	1,550,911
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Fair Isaac Corp.*	2,846	$875,686
Intuit, Inc.	7,421	1,706,830
Medallia, Inc.*(a)	45,376	909,335
RingCentral, Inc. (Class A Stock)*	12,850	2,723,043
ServiceNow, Inc.*	5,063	1,450,954
Slack Technologies, Inc. (Class A Stock)*(a)	22,684	608,839
Splunk, Inc.*	23,210	2,929,798
Synopsys, Inc.*	26,267	3,382,927
Trade Desk, Inc. (The) (Class A Stock)*(a)	13,036	2,515,948
Zscaler, Inc.*(a)	24,557	1,494,539
		23,460,142
Specialty Retail — 5.8%
Burlington Stores, Inc.*	12,037	1,907,383
National Vision Holdings, Inc.*	56,442	1,096,103
O’Reilly Automotive, Inc.*	16,877	5,080,821
Ross Stores, Inc.	29,210	2,540,394
Tractor Supply Co.	30,293	2,561,273
		13,185,974
Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.*	15,465	2,931,391

Total Long-Term Investments (cost $205,399,134)		223,848,394
Short-Term Investments — 20.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	2,981,655	2,981,655
PGIM Institutional Money Market Fund (cost $43,379,921; includes $43,338,329 of cash collateral for securities on loan)(b)(w)	43,482,271	43,412,700

Total Short-Term Investments (cost $46,361,576)		46,394,355

TOTAL INVESTMENTS—118.9% (cost $251,760,710)		270,242,749

Liabilities in excess of other assets — (18.9)%		(42,882,406)

Net Assets — 100.0%		$227,360,343

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,820,234; cash collateral of $43,338,329 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A2

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3